Property, Plant, and Equipment	12 Months Ended
Dec. 30, 2012
Property, Plant, and Equipment [Abstract]
Schedule of Property, Plant, and Equipment
(4) Property, Plant, and Equipment
Property, plant, and equipment consisted of the following:

	December 30, 2012	January 1, 2012
Land	$19,384	$19,627
Buildings and improvements	84,028	86,786
Machinery and equipment	118,907	120,554
Furniture, fixtures, and computer software	20,673	20,225
Construction in progress and other non-depreciating assets	1,726	525

	244,718	247,717
Less: accumulated depreciation and amortization	(128,208)	(116,780)

Total	$116,510	$130,937

Depreciation expense during the years ended December 30, 2012, January 1, 2012 and December 31, 2010 was $16,435, $18,669 and $21,099, respectively.